ING SERIES FUND, INC.

ING Alternative Beta Fund (“Fund”)

Supplement dated May 5, 2010

to the Fund’s Class A, Class B, Class C, Class I, and Class W Prospectus

dated February 26, 2010

Effective March 22, 2010, the Fund’s primary benchmark was changed from the Dow Jones Moderate Portfolio Index to HFRX Global Hedge Fund Index.

Accordingly, the Prospectus is revised as follows:

The table entitled “Performance Information — Average Annual Total Returns” on page 4 of the summary section of the Prospectus is deleted in its entirety and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2009)

	1 Year	5 Yrs (or since inception)		10 Years	Inception Date
Class A before taxes %	5.18	5.69		N/A	12/15/08
After tax on distributions %	5.18	5.60		N/A	—
After tax on distributions with sale %	3.37	4.83		N/A	—
HFRX Index(1)%	13.40	13.40	(2)	N/A	—
HFRI Index(1)%	19.98	19.98	(2)	N/A	—
DJ MP Index(1)%	23.79	23.79	(2)	N/A	—
Class B before taxes %	5.69	7.15		N/A	12/15/08
HFRX Index(1)%	13.40	13.40	(2)	N/A	—
HFRI Index(1)%	19.98	19.98	(2)	N/A	—
DJ MP Index(1)%	23.79	23.79	(2)	N/A	—
Class C before taxes %	9.69	10.97		N/A	12/15/08
HFRX Index(1)%	13.40	13.40	(2)	N/A	—
HFRI Index(1)%	19.98	19.98	(2)	N/A	—
DJ MP Index(1)%	23.79	23.79	(2)	N/A	—
Class I before taxes %	11.79	12.06		N/A	12/15/08
HFRX Index(1)%	13.40	13.40	(2)	N/A	—
HFRI Index(1)%	19.98	19.98	(2)	N/A	—
DJ MP Index(1)%	23.79	23.79	(2)	N/A	—
Class W before taxes %	11.79	12.06		N/A	12/15/08
HFRX Index(1)%	13.40	13.40	(2)	N/A	—
HFRI Index(1)%	19.98	19.98	(2)	N/A	—
DJ MP Index(1)%	23.79	23.79	(2)	N/A	—

(1)                                  On March 22, 2010, the Fund changed its primary benchmark index from the Dow Jones Moderate Portfolio Index to the HFRX Global Hedge Fund Index because the HFRX Global Hedge Fund Index is considered by the sub-adviser to be a more appropriate benchmark index reflecting the types of securities in which the Fund invests. The index returns do not reflect deductions for fees, expenses, or taxes.

(2)                                  Reflects index performance since the date closest to the Class’ inception for which data is available.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THIS SUPPLEMENT SUPERCEDES THE SUPPLEMENT FILED ON MARCH 24, 2010